Supplemental Disclosures of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Disclosures of Cash Flow Data [Abstract]
Interest paid	$ 269	$ 277	$ 283
Income taxes paid (received)	$ (54)	1	22
Significant non-cash investing and financing transactions:
Equity securities received in exchange of fixed maturity AFS securities			$ 19
Net reduction of fixed maturity AFS securities and accrued investment income in connection with a reinsurance transaction		$ (4,133)